Other (expense)/ Income	12 Months Ended
Dec. 31, 2023
Other (expense)/ Income [Abstract]
OTHER (EXPENSE)/ INCOME

4 OTHER (EXPENSE)/ INCOME

The Group’s other (expense)/ income is made up of the following:

	Year Ended December 31,
	2023 $’000	2022 $’000	2021 $’000

Sublicense income	-	-	750
Other Income (see note 19)	-	33	143
Total other income/(expense)	-	33	893

Sublicense income has been classified as other income as the counterparty is not considered a customer but an entity we are collaborating with.